MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Major Customers) (Details) - Revenue [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	83.00%	84.00%	83.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	20.00%	24.00%	11.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	17.00%	9.00%	6.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	16.00%	7.00%	3.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	13.00%	10.00%	16.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	11.00%	13.00%	23.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	6.00%	8.00%	14.00%
Customer G [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage		13.00%	10.00%